Cash Flow	12 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Cash Flow	Cash Flow
Operating Activities

Adjustments	2024 £’000	2023 £’000	2022 £’000
Depreciation, amortisation and impairment of non-financial assets	£38,941	£32,927	£28,969
Unrealised foreign exchange loss / (gain)	3,249	5,441	(9,876)
Interest income	(6,171)	(3,506)	(184)
Fair value movement of financial liabilities	(9,133)	(11,828)	842
Interest expense	6,181	3,469	2,014
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)	(73)
Share-based compensation expense	34,678	31,058	35,005
Hyperinflation effect (gain) / loss	—	(386)	17
Research and development tax credit	(7,788)	(5,027)	(2,211)
Loss on derecognition of right-of-use assets sub-leased	81	—	132
Net gain on disposal of right-of-use asset	(139)	(1)	(187)
Fair value movement of financial assets	(18)	(2)	(7)
Grant income	(2,803)	(2,935)	(642)
Total adjustments	£57,768	£49,165	£53,799

Net changes in working capital	2024 £’000	2023 £’000	2022 £’000
Decrease/(Increase) in trade and other receivables	£5,532	£(3,937)	£(37,006)
(Decrease)/Increase in trade and other payables	(22,112)	(12,136)	15,236
Net changes in working capital	£(16,580)	£(16,073)	£(21,770)
Financing Activities
Non-Cash Changes Arising from Financing Activities

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	End of the year £'000
2022	59	139	(642)	7	(437)
2023	(437)	494	(2,935)	1	(2,877)
2024	(2,877)	707	(2,803)	81	(4,892)
The grants receivable in 2022, 2023 and 2024 are presented in trade and other receivables.

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £'000	End of the year £'000
2024	—	(153,814)	8,056	795	209	(144,754)
The movements in lease liabilities for fiscal years 2024 and 2023 are disclosed in Note 23.
Investing activities
£48.5 million presented as other acquisition related settlements for the fiscal year 2024 represents the repayment of external loans acquired with GalaxE. In addition, the repayment of external loans acquired with TLM of £6.7 million are included in other acquisition related settlements for the fiscal year 2024.
£21.2 million presented as other acquisition related settlements for the fiscal year 2023 represents the payment of a promissory note acquired with DEK, settled in the post-acquisition period.